Average Annual Total Returns (Vanguard Tax-Exempt Money Market Fund Retail)	Vanguard Tax-Exempt Money Market Fund Vanguard Tax-Exempt Money Market Fund - Investor Shares 11/1/2013 - 10/31/2014	Tax-Exempt Money Market Funds Average Vanguard Tax-Exempt Money Market Fund Vanguard Tax-Exempt Money Market Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%	0.01%
Five Years	0.05%	none
Ten Years	1.22%	0.92%